Note 6 - Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share Abstract
Disclosure of Earnings Per Share

6. Earnings per share

The Bank presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss that is attributable to ordinary shareholders of the Bank by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss that is attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.

The calculation of the earnings per share is detailed below:

Accounts	December 31, 2018	December 31, 2017
Numerator:
(Loss) Profit attributable to owners of the Bank	(1,489,732)	1,903,820
(Loss) Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	(1,489,732)	1,903,820
Denominator:
Weighted average of outstanding ordinary shares for the year	612,659,638	569,909,668
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,659,638	569,909,668
Basic (losses) earnings per share (1)	(2.4316)	3.3406
Diluted (losses) earnings per share (1)	(2.4316)	3.3406

(1). Since BBVA Banco Francés S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.